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As filed with the Securities and Exchange Commission on May 24, 2004

Securities Act Registration No. 333-113316
Investment Company Act Registration No. 811-21522

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

Registration Statement under the Securities Act of 1933	☒
Pre-Effective Amendment No. 3	☒
Post-Effective Amendment No.	☐
and/or Registration Statement Under
The Investment Company Act of 1940	☒
Amendment No. 3	☒

S&P Quality Rankings Global Equity Managed Trust
(exact name of registrant as specified in declaration of trust)

100 Bellevue Parkway
Wilmington, Delaware 19809
(Address of Principal Executive Offices)

(888) 825-2257
(Registrant's Telephone Number, Including Area Code)

Robert S. Kapito, President
S&P Quality Rankings Global Equity Managed Trust
40 East 52nd Street
New York, New York 10022
(Name and Address of Agent for Service)

Copy to:

Michael K. Hoffman, Esq. Skadden, Arps, Slate, Meagher & Flom LLP Four Times Square New York, New York 10036	Cynthia G. Cobden, Esq. Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, New York 10017

        Approximate Date of Proposed Public Offering:    As soon as practicable after the effective date of this Registration Statement.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price per Unit	Proposed Maximum Aggregate Offering Price	Amount of Registration Fee

Common Shares, $0.001 par value	4,000,000 shares	$15.00	$60,000,000(1)	$7,602(2)

(1)
Estimated solely for the purpose of calculating the registration fee.

(2)
Previously paid.

        THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATES AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

The information contained in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Explanatory Note:

        S&P Quality Rankings Global Equity Managed Trust (the "Trust") hereby incorporates by reference the Prospectus and Statement of Additional Information included in Pre-Effective Amendment Number 2 to its registration statement on Form N-2 (Securities Act Registration No. 333-113316; Investment Company Act No. 811-21522) (the "Registration Statement"), filed on April 26, 2004 (Accession Number 0001047469-04-013585), in their entirety. The purpose of this Pre-Effective Amendment Number 3 to the Registration Statement is to supplement the Preliminary Prospectus of the Trust dated April 26, 2004. The supplement is set forth below in its entirety.

S&P QUALITY RANKINGS GLOBAL EQUITY MANAGED TRUST
(the "Trust")

Supplement dated May 21, 2004
to the Preliminary Prospectus dated April 26, 2004

        The Trust's prospectus is hereby supplemented by deleting and replacing the table under "Summary of Trust Expenses" as follows:

        The following table shows Trust expenses as a percentage of net assets attributable to common shares:

Shareholder Transaction Expenses

Sales Load Paid by You (as a percentage of offering price)	4.50%	(1)
Offering Expenses borne by the Trust (as a percentage of offering price)(2)	0.20%
Dividend Reinvestment Plan Fees	None	(3)
Percentage of Net Assets Attributable to Common Shares
Annual Expenses
Management Fees	0.75%
Other Expenses	0.51% (4)

Total Annual Expenses	1.26%

(1)
The Adviser has retained Merrill Lynch, Pierce, Fenner & Smith Incorporated and A.G. Edwards & Sons, Inc. to provide certain consulting and after market support services. The Advisor has retained Citigroup Global Markets Inc. for advice relating to the structure and design of the Trust. See "Underwriting."

(2)
The Trust will pay organizational expenses and offering costs of the Trust (other than the sales load) up to an aggregate of $0.03 per share of the Trust's common shares. This $0.03 per common share amount includes the $.005 per common share reimbursement of expenses to the underwriters and may include a reimbursement of BlackRock's expenses incurred in connection with the offering of the Trust. BlackRock has agreed to pay such organizational expenses and offering costs of the Trust to the extent they exceed $0.03 per share of the Trust's common shares.

(3)
You will be charged a $2.50 service charge and pay brokerage charges if you direct the Plan Agent (as defined below) to sell your common shares held in a dividend reinvestment account.

(4)
Other expenses include an annual licensing fee of 0.15% per month which is calculated based on average weekly net assets and which, pursuant to a licensing agreement, the Trust will pay to S&P for the use of certain trademarks and for the use of the S&P Quality Rankings.

        The purpose of the table above and the example below is to help you understand all fees and expenses that you, as a holder of common shares, would bear directly or indirectly. The expenses shown in the table under "Other Expenses" and "Total Annual Expenses" are based on estimated amounts for the Trust's first full year of operations and assume that the Trust issues 3,333,333 common shares. If the Trust issues fewer common shares, all other things being equal, these expenses would increase. See "Management of the Trust" and "Dividend Reinvestment Plan."

        The following example illustrates the expenses (including the sales load of $45) that you would pay on a $1,000 investment in common shares, assuming (1) total net annual expenses of 1.26% of net assets attributable to common shares, and (2) a 5% annual return:(1)

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$57	$83	$111	$190

(1)
The example should not be considered a representation of future expenses. The example assumes that the estimated "Other Expenses" set forth in the Annual Expenses table are accurate, and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Trust's actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

PLEASE READ AND RETAIN THIS SUPPLEMENT

PART C

Other Information

Item 24. Financial Statements And Exhibits

  Financial Statements

    Part A—None.

    Part B—Statement of Assets and Liabilities.(1)

  Exhibits

  (a)
  Amended and Restated Agreement and Declaration of Trust.(2)

  (b)
  Amended and Restated By-Laws.(2)

  (c)
  Inapplicable.

  (d)
  Form of Specimen Certificate.(1)

  (e)
  Dividend Reinvestment Plan.(1)

  (f)
  Inapplicable.

  (g)
  (1)   Investment Management Agreement.(1)

  (g)
  (2)   Sub-Investment Advisory Agreement.(1)

  (h)
  Form of Underwriting Agreement.(1)

  (i)
  Form of the BlackRock Closed-End Trusts Amended and Restated Deferred Compensation Plan.(1)

  (j)
  (1)   Custody Agreement.(1)

  (j)
  (2)   Form of Foreign Custody Manager Agreement.(1)

  (k)
  (1)   Form of Stock Transfer Agency Agreement.(1)

  (k)
  (2)   License Agreement.(1)

  (k)
  (3)   Form of Fund Accounting Agreement

  (l)
  Opinion and Consent of Counsel to the Trust.(1)

  (m)
  Inapplicable.

  (n)
  Independent Auditor's Consent.(1)

  (o)
  Inapplicable.

  (p)
  Initial Subscription Agreement.(1)

  (q)
  Inapplicable.

  (r)
  (1)   Code of Ethics of Trust.(1)

  (r)
  (2)   Code of Ethics of the Advisor and Sub-Advisor(1)

  (r)
  (3)   Code of Ethics of The PNC Financial Services Group(1)

  (s)
  Power of Attorney.(2)

(1)
To be filed by amendment.

(2)
Filed previously.

PART C-1

Item 25. Marketing Arrangements

        Reference is made to the Form of Underwriting Agreement for the Registrant's shares of beneficial interest to be filed by amendment to this registration statement.

Item 26. Other Expenses Of Issuance And Distribution

        The following table sets forth the estimated expenses to be incurred in connection with the offering described in this registration statement:

Registration fee	$106,428
NYSE listing fee	40,000
Printing (other than certificates)	430,000
Engraving and printing certificates	14,216
Accounting fees and expenses	8,000
Legal fees and expenses	210,000
NASD fee	30,500
Miscellaneous	470,000

Total	$1,309,144

Item 27. Persons Controlled By Or Under Common Control With The Registrant

        None.

Item 28. Number Of Holders Of Shares

        As of May 24, 2004

Title Of Class	Number of Record Holders
Shares of Beneficial Interest	1

Item 29. Indemnification

        Article V of the Registrant's Agreement and Declaration of Trust provides as follows:

          5.1    No Personal Liability of Shareholders, Trustees, etc.    No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the Delaware General Corporation Law. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability. Any repeal or modification of this Section 5.1 shall not adversely affect any right or protection of a Trustee or officer of the Trust existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

          5.2    Mandatory Indemnification.    (a) The Trust hereby agrees to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an "indemnitee")

PART C-2

  against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth in this Article V by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

          (b)   Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither "interested persons" of the Trust (as defined in Section 2(a)(19) of the Investment Company Act) nor parties to the proceeding ("Disinterested Non-Party Trustees"), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

          (c)   The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee's good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (i) the indemnitee shall provide adequate security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

PART C-3

          (d)   The rights accruing to any indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under this Declaration, the By-Laws of the Trust, any statute, agreement, vote of stockholders or Trustees who are "disinterested persons" (as defined in Section 2(a)(19) of the Investment Company Act) or any other right to which he or she may be lawfully entitled.

          (e)   Subject to any limitations provided by the Investment Company Act and this Declaration, the Trust shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust to the full extent corporations organized under the Delaware General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons, provided that such indemnification has been approved by a majority of the Trustees.

          5.3    No Bond Required of Trustees.    No Trustee shall, as such, be obligated to give any bond or other security for the performance of any of his duties hereunder.

          5.4    No Duty of Investigation; Notice in Trust Instruments, etc.    No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the Investment Company Act.

          5.5    Reliance on Experts, etc.    Each Trustee and officer or employee of the Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust's officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

          Insofar as indemnification for liabilities arising under the Act, may be terminated to with respect to Trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue. Reference is made to Article    of the underwriting agreement attached as Exhibit (h), which is incorporated herein by reference.

PART C-4

Item 30. Business And Other Connections Of Investment Advisor

        Not Applicable

Item 31. Location Of Accounts And Records

        The Registrant's accounts, books and other documents are currently located at the offices of the Registrant, c/o BlackRock Advisors, Inc., 100 Bellevue Parkway, Wilmington, Delaware 19809 and at the offices of the Registrant's Custodian and Transfer Agent.

Item 32. Management Services

        Not Applicable

Item 33. Undertakings

        (1)   The Registrant hereby undertakes to suspend the offering of its units until it amends its prospectus if (a) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

        (2)   Not applicable

        (3)   Not applicable

        (4)   Not applicable

        (5)(a)   For the purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497 (h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

        (b)   For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

        (6)   The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

PART C-5

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 24th day of May 2004.

/s/ ROBERT S. KAPITO

Robert S. Kapito President and Chief Executive Officer

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities set forth below on the 24th day of May 2004.

NAME	TITLE

/s/ ROBERT S. KAPITO Robert S. Kapito	Trustee, President and Chief Executive Officer
/s/ HENRY GABBAY Henry Gabbay	Treasurer and Principal Financial Officer
* Andrew F. Brimmer	Trustee
* Richard E. Cavanagh	Trustee
* Kent Dixon	Trustee
* Frank J. Fabozzi	Trustee
* James Clayburn La Force, Jr.	Trustee
* Walter F. Mondale	Trustee
* Ralph L. Schlosstein	Trustee
*By:	/s/ ROBERT S. KAPITO Robert S. Kapito Attorney-in-fact

INDEX TO EXHIBITS

None

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PART C Other Information
SIGNATURES
INDEX TO EXHIBITS
None